Shareholder Report, Holdings (Details) - REX-OSPREY(TM) SOL + STAKING ETF	Jul. 31, 2025
Solana [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.52%
21Shares Solana Staking ETP [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.62%
First American Government Obligations Fund - Institutonal Class 4.226% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
JitoSOL (Liquid Staking Token on Solana) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Exchange Traded Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.62%
Crypto Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.16%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%